Adhia Funds, Inc.
Adhia Twenty Fund - Annual Report

Dear Shareholder:

Year 2000 was a very difficult year for the US stock markets. NASDAQ dropped over 40% from its high in March 2000. For the twelve month period of January 1, 2000 to December 31, 2000, Adhia Twenty Fund posted a loss of
2.07% compared to a 9.11% loss on the Standard and Poor's 500. Our strategy of selecting companies with solid business fundamentals and value helped us avoid the Internet related stocks which were hurt drastically during the year. However, we did get caught in the downward spiral in the telecommunications industry. This brought us into the negative territory for the year.

The gain leaders for Adhia Twenty Fund were, Anheuser Busch (BUD), Applebee International (APPB), Tommy Hilfiger Corporation (TOM), and Humana (HUM) with returns of 47.84%, 39.5%, 35.6%, and 24.8% respectively. BUD is the world's largest beer brewer. Bud's management has always provided consistent growth and profitability making it one of our favorite stocks when it becomes an attractive value. During the third quarter, Applebee, an American style restaurant, became oversold in the market for reasons of higher meat prices and high wages. However, our research indicated this as a buying opportunity resulting in a handsome profit in a short period. Tommy Hilfiger and Humana are other two big names which became value stocks because of temporary industry-wide weaknesses in their respective segments. We seized the buying opportunities on both of these stocks. We closed our positions in BUD, APPB and HUM in 2000.

As indicated earlier, our investment in the telecommunication stocks during 2001 has hurt the fund's overall performance. We posted double-digit percentage declines in all these stocks. Global Telesys (GTS), Lucent (LU), Qualcomm (QCOM), AT&T (T), all top names in the industry are our loss leaders in the fund with 94%, 79%, 50% and 50% in losses respectively. Telecommunications segments is hurt by overbuilding of capacity and wider use of existing Cable TV systems for data transfer. This has created heavy price competition making it an extremely difficult business environment. We believe this trend will continue in Europe and in the US for at least two more years before there are improvements in pricing. We have closed our position in GTS and QCOM, and we will try to sell LU and T in the next few months.

Outlook for the next year 2001:

Last year's bust in the NASDAQ stock market, inventory gluts at many of the largest US companies, a bad fourth quarter for the retailers, reduction in capital spending by majority of the corporation, and California's energy crisis are the factors that will bring recession to US economies during the first three quarter of the year 2001. However, recent moves by the Federal Reserve to cut interest rates should make this recession a mild one with overall GDP drop of only about 2% to 4% for the year 2001. A temporary downturn in the economy will present a great buying opportunity in many of our favorite sectors including Chemicals, Pharmaceutical, and Semiconductors. We believe that the overall US markets will end 2001 about 10% to 15% higher than a mid-year low sometime during the year. We will continue to strive to target a combination of growth and value stocks with reasonable market multiples.

We appreciate your confidence over the past twelve months, and look forward to your continued participation in Adhia Twenty Fund.

/S/ Hitesh P. Adhia
President

Adhia Funds, Inc.
Adhia Twenty Fund

Statement of Assets and Liabilities as of December 31, 2000


ASSETS:
        Investment in Securities                             $    419,544.65
	Cash at Fidelity Reserve                      		1,301,968.42
        Prepaid Insurance                                             541.00
------------------------------------------------------------------------------
Total Assets                                                  $ 1,722,054.07
------------------------------------------------------------------------------

LIABILITIES:
        Accrued Expenses                                            6,100.64

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Total Liabilities                                                   6,100.64
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NET ASSETS:
	Net Assets (equivalent to $11.33 per share
		based on 151,428.745 shares of
                capital stock outstanding) (Note V)             1,715,953.43

------------------------------------------------------------------------------
Total Liabilities and Net Assets                              $ 1,722,054.07
------------------------------------------------------------------------------
CALCULATION OF NET ASSETS
	Offering and Redemption Price Per Share
        ($1,715,953.43 / 151,428.745 Shares Outstanding)              $11.33


The accompanying notes are an integral part of these financial statements.


Adhia Funds, Inc.
Adhia Twenty Fund

Statement of Operations
For the Twelve Months Ended December 31, 2000



INVESTMENT INCOME:
        Dividends                                               $   3,526.75
        Interest                                                   14,867.36

                Total Income                                       18,394.11


EXPENSES:
	Director Fees						    1,250.00
        Licenses and Permits                                          941.94
        Transfer Agent Services                                     5,740.21
        Professional Fees                                           2,500.00
        Other Expenses                                              2,190.47
        Management Fees                                             6,380.00

                Operating Expenses                               $ 19,002.62

                Less: Waiver of Management Fees                    (4,200.00)

                Total Expenses                                   $ 14,802.62
------------------------------------------------------------------------------
INVESTMENT INCOME/(LOSS) - NET	            		    	    3,591.49

NET REALIZED GAIN ON INVESTMENTS                                    6,207.17

CHANGE IN UNREALIZEDAPPRECIATION
        OF INVESTMENTS FOR THE YEAR                               (39,420.76)

NET GAIN ON INVESTMENTS                                             6,207.17

------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS
        RESULTING FROM OPERATIONS                                  $9,798.66
------------------------------------------------------------------------------
The accompanying notes are an integral part of these financial statements.


Adhia Funds, Inc.
Adhia Twenty Fund

Statement of Changes in Net Assets
For the Year Ended December 31, 2000

                                                     2000               1999

INCREASE (DECREASE) IN NET ASSETS
	FROM OPERATIONS

        Investment Income (Loss) - Net            $3,591.49          $(112.75)
	Net Realized Gain (Loss) on
                Investments                        6,207.17         20,108.01
	Change in Unrealized
                Appreciation on Investments      (39,420.76)        28,232.75
	Net Increase (Decrease) in Net
		Assets Resulting from
                Operations                       (29,622.10)        48,228.01


PROCEEDS FROM SHARES ISSUED                    1,472,073.22        152,000.00

PAYMENTS TO REDEEM SHARES                        (38,986.64)

TOTAL INCREASE                                 1,403,464.48        200,228.01

NET ASSETS AT THE BEGINNING OF
        THE PERIOD                               312,488.95        112,260.94

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NET ASSETS AT THE END OF THE PERIOD           $1,715,953.43       $312,488.95
------------------------------------------------------------------------------


The accompanying notes are an integral part of these financial statements.


Adhia Funds, Inc.
Adhia Twenty Fund

Investments in Securities as of December 31, 2000


            Security                   Shares  Cost Basis     Market Value
Common Stocks
  .94%  Banking
            BANK AMERICA CORP            350   $18,382.35      $16,056.25
 1.89%  Telecommunication & Related
        Equipment
            AT&T CORP COM                600    20,986.15       10,350.00
            CISCO SYSTEMS INC COM        400    16,623.65       15,300.00
            LUCENT TECHNOLOGIES INC      500    32,483.70        6,750.00
 1.80%  Entertainment - Recreation
            CARNIVAL CORP CL A         1,000    24,014.95       30,813.00
  .51%  Computer software
            ORACLE CORP COM              300     1,288.11        8,718.90
 2.33%  Drug
            AMGEN INC COM                200     6,114.95       12,787.60
            BIOGEN INC                   300    21,314.95       18,018.90
            PFIZER INC                   200     6,714.95        9,200.00
 3.25%  Semiconductor - Equipment
            ATMEL CORP COM             1,000    12,327.45       11,625.00
            LSI LOGIC CORP COM         1,000    27,639.95       17,090.00
            MOTOROLA INC COM             500    16,514.95       10,125.00
            KLA- TENCORE CORP            500    19,218.08       16,844.00
 1.69%  Chemicals - Diversified
            DUPONT E I DE NEMOURS CO     600    28,579.90       28,987.80
 4.34%  Industrial - Diversified
            SNAP ON INC HOLDING CO     1,000    24,264.95       27,875.00
            INGERSOLL RAND CO            500    17,452.45       20,937.50
            NATIONAL SERVICE INDS INC  1,000    18,952.45       25,688.00
 1.83%  Household Products
            PROCTER & GAMBLE CO          400    23,979.90       31,375.20
 2.29%  Apparel Industry
            TOMMY HILFIGER CORP COM    4,000    28,944.90       39,252.00
 2.07%  Office Equipment & Computer
        Peripherals
            AMERICAN PWR CONVRSON      2,500    30,669.95       30,937.50
            XEROX CORP COM             1,000    17,764.95        4,625.00
 1.53%  Auto Parts
            GENUINE PARTS CO COM       1,000    19,514.95       26,188.00

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24.45%  Total Common Stocks                   $433,748.59     $419,544.65
        Total Investment in Securities        $433,748.59     $419,544.65
---------------------------------------------------------------------------

75.87%  Total Cash at Fidelity Cash Reserve $1,301,968.42   $1,301,968.42

-0.32%   Other Assets (Liabilities) Net                         (5,559.64)

===========================================================================
  100%   Net Assets                         $1,735,717.01   $1,715,953.43
===========================================================================

The accompanying notes are an integral part of these financial statements.

Adhia Funds, Inc.
Adhia Twenty Fund

Notes to Financial Statements

I	Significant Accounting Policies:
The following is a summary of significant accounting polices of the Adhia Twenty Fund (the "Fund"), a portfolio of the Adhia Funds, Inc. (the "Company") which is an open-end non-diversified management investment company registered under the Investment Company Act of 1940 (the "1940 Act"). The Company was incorporated under the laws of Maryland on January 27, 1998, and the Registration was effective January 1, 1999. The Fund's investment objective is to seek capital appreciation through investment in an average of approximately twenty different stocks.

(a) Each security is valued at the last sale price reported by the principal security exchange on which the issue is traded. Securities for which quotations are not readily available are valued at fair value as determined by the investment adviser under the supervision of the Board of Directors. Short-term investments are valued at amortized costs, which approximates quoted market value. For financial reporting purposes, investment transactions are recorded on trade date. Cost amounts, as reported on the schedule of investments, are substantially the same for Federal income tax purposes.

(b) Net realized gains and losses on common stock are computed on the identified cost basis.

(c) Provision has not been made for Federal income taxes since the Fund has elected to be taxed as a "regulated investment company" and intends to distribute substantially all of the Company's net investment taxable income and net capital gains to its shareholders and otherwise comply with the provisions of the Internal Revenue Code applicable to a regulated investment company.

(d) Dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis.

(f) Generally accepted accounting principles require that permanent differences between income for financial reporting and tax purposes be reclassified in the capital accounts.

(g) The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates.

II      Fund Advisor:

The Fund has an agreement with Adhia Investment Advisors, Inc.
(the "Advisor"), with whom certain officers and directors of Adhia Funds, Inc. are affiliated, to furnish investment advisory services to the Fund.

Adhia Funds, Inc.
					Adhia Twenty Fund

Under the terms of this agreement, the Fund will pay the Advisor a monthly fee based on the Fund's average daily net assets at the annual rate of 1.00%. Under the investment advisory agreement, if the aggregate annual operating expenses (including the investment advisory fee and the administration fee but excluding interest, taxes, brokerage commissions and other costs incurred in connection with the purchase or sale of portfolio securities and extraordinary items) exceed 2 1/2% of average net assets, which is the lowest limitation imposed by state securities administrators, the Advisor will reimburse the Fund for the amount of such excess. For the period ended December 31, 2000, the Advisor waived advisory fees in the amount of $4,200.


III     Organization Costs:
Organizational costs and initial registration expenses are paid by the sponsor and Advisor Adhia Investment Advisors, Inc.

IV. 	Investment Transactions:
For the period ended December 31, 2000, purchases and proceeds of sales of investment securities were $767,620.31 and $453,940.18, respectively, for common stock.

V.	Capital Stock:
Capital stock is composed of common stock 10,000,000 shares authorized and 151,428.745 issued at $.0001 par value. Net assets are composed of capital stocks investment plus accumulated net investment income, plus accumulated realized gain on investments, plus change in unrealized appreciation of investments net of distributions to stockholders.

FINANCIAL HIGHLIGHTS

Per share income and capital changes for a share outstanding throughout the period are as follows:

                                               2000          1999      1998

Net assets value at beginning of the year     $11.61        $9.70     $10.00
Income Loss From Operation:
Net investment Income (Loss) (a)                0.95        <2.26>     <0.01>
Net realized gain (loss) (b)                    0.23         1.74      <0.03>
Net unrealized gain (loss) (b)                 (1.46)        2.43      <0.26>

Net Assets value at end of year (c)           $11.33        11.61       9.70


(a) This amount has been adjusted for changes in the average number of shares outstanding throughout the period.
(b) Computed using the number of shares outstanding at the beginning of the period; 26,909.21, 11,577.58 and 11,500 shares for 2000, 1999 and 1998 respectively.
(c) Computed using the number of shares outstanding at the end of the period; 151,428.745, 26,909.21, and 11,577.58 for 2000, 1999 and 1998 respectively.



Independent Auditor's Report


The Board of Directors and Shareholders
Adhia Funds, Inc.
Adhia Twenty Fund Portfolio


We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of The Adhia Funds, Inc. - Adhia Twenty Fund Portfolio, as of December 31, 2000 and the related statements of operations, the statements of changes in net assets, and the financial highlights for the year then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

We conducted our audit in accordance with the auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free from material misstatement.
An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of investments owned as of December 31, 2000, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Adhia Funds Inc. - Adhia Twenty Portfolio as of December 31, 2000, the results of its operations, the changes in their net assets and the financial highlights for the year then ended, in conformity with accounting principles generally accepted in the United States.



Alan K. Geer, P.A., CPA


Tampa, Florida
February 20, 2001


Management Office
1311 N. Westshore Blvd., Suite 110
Tampa, FL  33607
Phone: (813) 289-8440
Fax: (813)289-8849




Board of Directors
Hitesh (John) P. Adhia
Dr. Thomas L. Wheelen
Pravin D. Patel
Anil D. Amlani





Investment Advisors
Adhia Investment Advisors, Inc.
1311 N. Westshore Blvd., Suite 110
Tampa, FL  33607
Phone: (813) 289-8440
Fax: (813)289-8849


Transfer Agent and Dividend Disbursing Agent
Fund Services, Inc.
1500 Forest Avenue, Suite 111
Richmond, VA 23229
Phone: (800) 627 8172
Fax: (804) 628-4077



Independent Auditors
Alan K. Geer, P.A., CPA's
7401 D Temple Terrace Highway
Temple Terrace, FL 33637